UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-09497

Dividend Growth Trust

58 Riverwalk Blvd, Building 2, Ste A, Ridgeland, SC 29936

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:	09/30

Date of reporting period:	03/31/2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2007

(Unaudited)

Fund Advisor:

Dividend Growth Advisors, LLC

58 Riverwalk Boulevard

Building 2, Suite A

Ridgeland, SC 29936

Toll Free: (888) 826-2520

PERFORMANCE REVIEW FOR THE SIX MONTHS ENDED MARCH 31, 2007

Even with the turbulent trading patterns exhibited by the equity markets in late February and all of March both the Rising Dividend Growth Fund and the S&P 500 showed good total return performance for the six-month period ended March 31, 2007. The Fund’s A shares provided a total return of 8.87%, comparing favorably with the S&P’s 7.38% return.

The sector that had the most impact on performance was the Master Limited Partnerships (MLPs). The Fund allocates slightly less than twenty percent of the assets to this sector. They are used as bond substitutes as their yield is substantially more than most common stocks and also greater than U. S. Treasuries and investment grade corporate bonds. In addition the partnerships have a history of increasing the quarterly distribution. With two exceptions, all of the MLPs in the fund have increased the distribution every quarter for the last three years.

The price performance of the MLPs over the past six months has been very strong. The average increase for the eight in the portfolio is just over 29%. This does not include the income paid out to the Fund.

Performance in other economic sectors was more variable. For instance, in the healthcare sector Meridian Biosciences was up over 14% while Pfizer was down 11%. In the industrial sector Roper Industries was up 24% while Franklin Electric was down over 10%. In the financial services sector a company involved in investor services performed well. Eaton Vance was up 23%. Those in banking had more trouble. BB&T was down 7%.

The stocks of other companies that should be mentioned include Albemarle. This specialty chemical company was first purchased in August 2006 because it appeared management had successfully addressed a major cost issue by selling a money losing plant in France. For the six-month period covered by this report the stock has risen 49.7%. The Fund added to the position during the six-month period so that the position is now 43.5% above cost.

In another industry, the ADRs of Nestle, the global food giant, increased 10.7%. Management has been on a multi-year campaign to shed lower margin businesses and acquire higher margin/higher growth products. The result has been both higher margins and faster growth. The same theme is true for McDonald’s, the international fast food chain. The stock was up 13.1% for the six-month period, reflecting the strong growth of international sales and improving domestic operations. Management has made a number of changes to its operating philosophy that has improved the growth of same store sales.

The Fund’s goal is to be long-term investors in each of the companies that become a part of the portfolio. We look for the catalyst that indicates operations are improving and will likely continue to do so over a number of years such as the situation at Albemarle, Nestle, and McDonald’s. There are times when the actions taken by management require time to develop. This is the case for Franklin Electric, which as reported above, was down over 10%. The probable cause of the price decline is the change in the way Franklin distributes its water pump motors. The new channel bypasses two large companies that took the Franklin motor and assembled it into the other components that make up a finished pump. Investors are taking a “wait and see” attitude. We believe Franklin will be successful in cutting out the middleman.

There are instances where prompt action is required. Such was the case with SLM Corporation. A small position had been started after the mid-term election, as it appeared that the rules governing student loans would not be changed too much. Instead the President’s budget was considerably more negative towards the industry than what was being discussed in Congress. The Fund sold the position because the rules governing the way student loans were made would be changed to the detriment of SLM and others in the industry.

The Fund invests in companies that have a record of increasing their dividends for at least ten consecutive years and at the substantial rate of ten percent or more on average. The exception to the rule is the MLPs, which are used to augment the income level. Most of the MLPs increase their distributions on a regular basis, some each and every quarter. The dividend increase strategy means that some industries have no attractive candidates. Currently the Fund has no investment in the utility, telecommunications, or energy industries.

Thomas W. L. Cameron	Jere Estes
Chief Investor Officer	Senior Portfolio Manager

Past performance is no guarantee of future results. The views expressed are those of the investment advisor as of March 31, 2007, and are not intended as a forecast or investment recommendations. The indexes mentioned are not available for investment.

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 826-2520 or visiting www.dividendgrowthadvisors.com.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. Class A Shares have a maximum up-front sales charge of 5.75% that you pay when you buy your shares. The front-end sales charge for the Class A Shares decreases with the amount you invest and is included in the offering price. As of January 29, 2007, Class A shares have a redemption fee. The 1.00% redemption fee for Class A and Class C Shares applies only to redemptions within 12 months of acquisition. The fee is not applied to shares acquired through reinvestment of dividends or capital gains.

*** The S&P 500 Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index representative of broader markets and ranges of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The results shown for the funds include reinvested distributions, applicable sales charges, fund expenses and management fees, and are shown before taxes on fund distributions and sale of fund shares. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The market indexes are unmanaged, do not reflect sales charges, commissions or expenses, or the effects of taxes. You cannot invest directly into an index. The performance quoted represents past performance, which does not guarantee future results. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (888) 826-2520 or visiting www.dividendgrowthadvisors.com.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling (888) 826-2520. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member NASD.

Fund Holdings – (Unaudited)

1As a percent of net assets.

Regardless of industry, the Rising Dividend Growth Fund will invest at least 80% of its assets in common stocks of dividend-paying domestic and foreign companies whose market capitalizations are at least $500 million.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments or redemption fees (including contingent deferred sales charges) on certain redemptions and (ii) ongoing costs, including management fees, distribution fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2006 and held for the six months ended March 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the sales loads on purchase payments and redemption fees (including contingent deferred sales charges). The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the redemption fees (including contingent deferred sales charges) imposed by the Fund would increase your expenses.

*Expenses are equal to Class A’s annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**Assumes a 5.00% return before expenses.

***Expenses are equal to Class C’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

****Expenses are equal to Class I’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 11/365 (to reflect the period March 21, 2007 (commencement of operations) through March 31, 2007).

*****The hypothetical example is calculated based on a six month period from October 1, 2006 to March 31, 2007. Accordingly, expenses are equal to Class I’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

Dividend Growth Trust
Rising Dividend Growth Fund
Schedule of Investments
March 31, 2007
(Unaudited)

Common Stocks - 89.84%	Shares	Value

Aircraft Engines & Engine Parts - 2.34%
United Technologies Corp.	21,600	$1,404,000

Accident & Health Insurance - 1.41%
AFLAC, Inc.	18,000	847,080

Beverages - 1.97%
PepsiCo, Inc.	18,600	1,182,216

Bituminous Coal & Lignite Surface Mining - 3.59%
Natural Resource Partners, L.P.	32,000	2,150,400

Computer & Office Equipment - 2.61%
International Business Machines Corp.	16,600	1,564,716

Construction Machinery & Equipment - 3.24%
Caterpillar, Inc.	29,000	1,943,870

Crude Petroleum & Natural Gas - 2.75%
Enterprise Products Partners, L.P.	51,800	1,647,240

Electromedical & Electrotherapeutic - 2.21%
Medtronic, Inc.	27,000	1,324,620

Electronic & Other Electrical Equipment - 3.48%
General Electric Co.	59,000	2,086,240

Fats & Oils - 3.38%
Archer-Daniels-Midland Co.	55,300	2,029,510

Fire, Marine & Casualty Insurance - 2.24%
American International Group, Inc.	20,000	1,344,400

Food - Miscellaneous/Diversified - 3.34%
Nestle SA (a)	20,700	2,006,118

In Vitro & In Vivo Diagnostic Substances - 0.88%
Meridian Bioscience, Inc.	19,000	527,440

Industrial Inorganic Chemicals - 2.53%
Praxair, Inc.	24,100	1,517,336

Industrial Instruments for Measurement, Display, and Control - 3.50%
Roper Industries, Inc.	38,300	2,101,904

Investment Advice - 4.32%
Eaton Vance Corp.	49,200	1,753,488
Nuveen Investments, Inc. - Class A	17,700	837,210
		2,590,698

Motors & Generators - 1.23%
Franklin Electric Co., Inc.	15,876	738,234

National Commercial Banks - 9.43%
Bank of America Corp.	38,100	1,943,862
BB&T Corp.	16,000	656,320
Citigroup, Inc.	30,100	1,545,334
Synovus Financial Corp.	14,000	452,760
U.S. Bancorp	30,200	1,056,094
		5,654,370

Natural Gas Transmission - 2.23%
Williams Partners, L.P.	28,000	1,336,440

*See accompanying note which are an integral part of these financial statements.

Rising Dividend Growth Fund
Schedule of Investments - continued
March 31, 2007
(Unaudited)

Common Stocks - 89.84% - continued	Shares	Value

Pharmaceutical Preparations - 3.41%
Johnson & Johnson	14,400	$ 867,744
Pfizer, Inc.	46,500	1,174,590
		2,042,334

Pipe Lines (No Natural Gas) - 11.29%
Enbridge Energy Partners, L.P.	25,500	1,425,195
Magellan Midstream Partners, L.P.	28,000	1,310,400
Plains All American Pipeline, L.P.	20,500	1,181,005
Sunoco Logistics Partners, L.P.	27,900	1,652,796
Valero, L.P.	18,000	1,198,800
		6,768,196

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 2.89%
Albemarle Corp.	42,000	1,736,280

Retail - Eating Places - 3.09%
McDonald's Corp.	41,200	1,856,060

Semiconductors & Related Devices - 1.84%
Linear Technology Corp.	35,000	1,105,650

Services - Computer Processing & Data Preparation - 3.02%
Automatic Data Processing, Inc.	37,400	1,810,160

Services - Engineering, Accounting, Research, Management - 1.39%
Paychex, Inc.	22,000	833,140

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.11%
The Procter & Gamble Co.	20,000	1,263,200

State Commercial Banks - 2.82%
State Street Corp.	26,100	1,689,975

Surgical & Medical Instruments & Apparatus - 1.30%
Arrow International, Inc.	24,200	778,272

TOTAL COMMON STOCKS (Cost $44,145,055)		53,880,099

Money Market Securities - 9.39%
Fidelity Institutional Money Market Portfolio - Investment Shares, 5.24% (b)		1,366,832
Huntington Money Market Fund - Investment Shares, 4.45% (b)	4,262,298	4,262,298

TOTAL MONEY MARKET SECURITIES (Cost $5,629,130)		5,629,130

TOTAL INVESTMENTS (Cost $49,774,185) - 99.23%		$59,509,229

Cash and other assets less liabilities - 0.77%		461,326

TOTAL NET ASSETS - 100.00%		$59,970,555

(a) American Depositary Receipt.
(b) Variable rate security; the money market rate shown represents the rate at March 31, 2007.

*See accompanying note which are an integral part of these financial statements.

Dividend Growth Trust
Rising Dividend Growth Fund
Statement of Assets and Liabilities
March 31, 2007 (Unaudited)

Assets
Investments in securities, at value (cost $49,774,185)	$ 59,509,229
Cash	45,629
Interest receivable	19,880
Dividends receivable	49,963
Receivable for fund shares sold	522,969
Prepaid expenses	18,724
Other receivable	621
Total assets	60,167,015

Liabilities
Payable for income distribution	127,924
Payable due to Advisor (a)	8,148
Payable for fund shares redeemed	25,130

Accrued 12b-1 fees	21,379
Other accrued expenses	13,879
Total liabilities	196,460

Net Assets	$ 59,970,555

Net Assets consist of:
Paid in capital	$ 50,767,707
Accumulated undistributed net investment (loss)	(238,103)
Accumulated net realized gain on investments	(294,093)
Net unrealized appreciation on investments	9,735,044

Net Assets	$ 59,970,555

Net Assets: Class A	$ 55,067,413

Shares outstanding (unlimited number of shares authorized, with par value of $0.001)

Net Asset Value	$ 12.86

Maximum offering price per Class A share ($12.86 / 94.25%)	$ 12.12

Minimum redemption price per share ($12.86 * 99.0%) (b) (c)	$ 12.00

Net Assets: Class C	$ 4,813,364

Shares outstanding (unlimited number of shares authorized, with par value of $0.001)

Net Asset Value and offering price per share	$ 12.87

Minimum redemption price per share ($12.87 * 99.0%) (c)	$ 12.74

Net Assets: Class I	$ 89,778

Shares outstanding (unlimited number of shares authorized, with par value of $0.001)

Net Asset Value, offering and redemption price per share	$ 12.90

(a) See Note 6 in the Notes to the Financial Statements.
(b) A contingent deferred sales charge ("CDSC") of 1.00% may be charged on redemptions of accounts greater than $1,000,000 redeemed within 12 months of purchase.
(b) A redemption fee of 1.00% may be charged on redemptions of shares within 12 months of purchase.

*See accompanying note which are an integral part of these financial statements.

Dividend Growth Trust
Rising Dividend Growth Fund
Statement of Operations
For the six months ended March 31, 2007
(Unaudited)

Investment Income
Dividend income	$ 435,782
Interest income	88,983
Total Income	524,765

Expenses
Investment advisor fee (a)	201,804
12b-1 fees (Class A - $99,431; Class C - $20,487)	119,918
Legal expenses	24,932
Transfer agent expenses	47,533
Administration expenses	31,524
Registration expenses	19,023
Fund accounting expenses	16,296
Printing expenses	7,480
Auditing expenses	6,982
Custodian expenses	4,936
Miscellaneous expenses	14,150
Trustee expenses	2,992
Pricing expenses	2,393
Insurance expenses	666
Total Expenses	500,629
Waived fees (a)	(44,014)
Net operating expenses	456,615
Net Investment Income	68,150

Realized & Unrealized Gain
Net realized gain on investment securities	320,957
Change in unrealized appreciation (depreciation)
on investment securities	4,079,338
Net realized and unrealized gain on investment securities	4,400,295
Net increase in net assets resulting from operations	$ 4,468,445

(a) See Note 6 in the Notes to the Financial Statements.

*See accompanying note which are an integral part of these financial statements.

Dividend Growth Trust
Rising Dividend Growth Fund
Statements of Changes In Net Assets

	Six Months Ended
	March 31, 2007	Year ended
	(Unaudited)	September 30, 2006
Operations
Net investment income (loss)	$ 68,150	$ (169,186)
Net realized gain on investment securities	320,957	1,359,159
Change in unrealized appreciation (depreciation)	4,079,338	3,496,256
Net increase in net assets resulting from operations	4,468,445	4,686,229

Distributions
From net investment income, Class A	(127,964)	-
From net realized gains, Class A	(909,971)	(97,828)
From net realized gains, Class C	(76,016)	(2,806)
From return of capital distributions, Class A	-	(281,671)
From return of capital distributions, Class C	-	(5,892)
Distributions in excess of net investment income, Class A	-	(126,859)
Distributions in excess of net investment income, Class C	-	(2,654)
Total distributions	(1,113,951)	(517,710)

Capital Share Transactions (a)
Proceeds from shares sold
Class A	10,211,905	12,000,326
Class C	1,328,781	1,162,008
Class I (b)	89,764	-
Assets acquired in merger of Capital Appreciation Fund (b)
Class A	-	2,272,522
Class C	-	1,346,181
Class I (b)	-	-
Reinvestment of distributions
Class A	954,444	464,887
Class C	72,237	9,526
Class I (b)	-	-
Amount paid for shares redeemed
Class A	(2,765,243)	(13,335,144)
Class C	(298,372)	(113,992)	(d)
Class I (b)	-	-
Net increase in net assets resulting from share transactions	9,593,516	3,806,314
Total Increase in Net Assets	12,948,010	7,974,833

Net Assets
Beginning of period	47,022,545	39,047,712

End of period	$ 59,970,555	$ 47,022,545

Accumulated undistributed net investment income (loss)	$ (238,103)	$ -
included in net assets

*See accompanying note which are an integral part of these financial statements.

Dividend Growth Trust
Rising Dividend Growth Fund
Statements of Changes In Net Assets - continued

	Six Months Ended
	March 31, 2007	Year ended
	(Unaudited)	September 30, 2006
Capital Share Transactions - A Shares (a)
Shares sold	812,340	1,043,259
Shares issued in connection in merger of Capital Appreciation Fund	-	191,337
Shares issued in reinvestment of distributions	76,360	40,634
Shares redeemed	(220,086)	(1,177,840)

Net increase from capital share transactions	668,614	97,390

Capital Share Transactions - C Shares (a)
Shares sold	105,622	101,159
Shares issued in connection in merger of Capital Appreciation Fund	-	113,134
Shares issued in reinvestment of distributions	5,802	832
Shares redeemed	(23,638)	(9,856)

Net increase from capital share transactions	87,786	205,269

Capital Share Transactions - I Shares (a) (b)
Shares sold	6,961	-
Shares redeemed	-	-

Net increase from capital share transactions	6,961	205,269

(a) See Note 1 in the Notes to the Financial Statements.
(b) Class I commenced operations on March 21, 2007.
(c) See Note 5 in the Notes to the Financial Statements.
(d) Redemption fees of $740 retained by the Fund are included.

*See accompanying note which are an integral part of these financial statements.

Dividend Growth Trust
Rising Dividend Growth Fund - Class A
Financial Highlights
For a share outstanding during each period

	Six Months Ended		Year ended	Year ended	Period ended
	March 31, 2007		September	September	September
	(Unaudited)		30, 2006	30, 2005	30, 2004	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 12.06		$ 10.86	$ 10.35	$ 10.00
Income from investment operations
Net investment income (loss)	0.02		(0.06)	0.01	0.04
Net realized and unrealized gain	1.04		1.42	0.65	0.35
Total from investment operations	1.06		1.36	0.66	0.39
Less Distributions to shareholders:
From net investment income	(0.03)		-	(0.01)	(0.04)
From net realized gain	(0.23)		(0.03)	(0.01)	-	(b)
From tax return of capital	-		(0.09)	(0.13)	-
In excess of net investment income	-		(0.04)	-	-
Total distributions	(0.26)		(0.16)	(0.15)	(0.04)

Net asset value, end of period	$ 12.86		$ 12.06	$ 10.86	$ 10.35

Total Return (c)	8.87%	(d)	12.62%	6.36%	3.92%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 55,069		$ 43,566	$ 38,167	$ 19,721
Ratio of expenses to average net assets	1.65%	(e)	1.65%	1.65%	1.65%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	1.80%	(e)	2.13%	3.04%	2.30%	(e)
Ratio of net investment income (loss) to
average net assets	0.30%	(e)	(0.36)%	0.12%	1.19%	(e)
Ratio of net investment income (loss) to
average net assets before waiver
& reimbursement	0.15%	(e)	(0.84)%	(1.27)%	0.54%	(e)
Portfolio turnover rate	17.26%		50.20%	48.91%	36.29%

(a) March 18, 2004 (Commencement of Operations) through September 30, 2004.
(b) Less than $0.01 per share.
(c) Total return in the above table represents the rate that an investor (invested for the entire period) would have earned on an investment in the Fund, assuming reinvestment of dividends. Returns shown exclude the effect of the sales load.
(d) Not annualized.
(e) Annualized.

*See accompanying note which are an integral part of these financial statements.

Dividend Growth Trust
Rising Dividend Growth Fund - Class C
Financial Highlights
For a share outstanding during each period

	Six Months Ended
	March 31, 2007		Year ended	Period ended
	(Unaudited)		September 30, 2006	September 30, 2005	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 12.08		$ 10.87	$ 10.51

Income from investment operations
Net investment income (loss)	0.01		(0.10)	-	(b)
Net realized and unrealized gain	1.01		1.40	0.38
Total from investment operations	1.02		1.30	0.38

Less distributions to shareholders:
From net investment income	-		-	-	(b)
From net realized gain	(0.23)		(0.03)	-
From tax return of capital	-		(0.04)	(0.02)
In excess of net investment income	-		(0.02)	-
Total distributions	(0.23)		(0.09)	(0.02)

Paid in capital from redemption fees (c)	-		-	-

Net asset value, end of period	$ 12.87		$ 12.08	$ 10.87

Total Return (d)	8.52%	(e)	12.01%	3.57%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 4,813		$ 3,457	$ 880
Ratio of expenses to average net assets	2.25%	(f)	2.36%	2.75%	(f)
Ratio of expenses to average net assets
before waiver & reimbursement	2.66%	(f)	2.84%	3.59%	(f)
Ratio of net investment income (loss) to
average net assets	(0.72)%	(f)	(1.07)%	(1.02)%	(f)
Ratio of net investment income (loss) to
average net assets before waiver
& reimbursement	(0.31)%	(f)	(1.55)%	(1.86)%	(f)
Portfolio turnover rate	17.26%		50.20%	48.91%

(a) April 14, 2005 (Commencement of Operations) through September 30, 2005.
(b) Less than $0.01 per share.
(c) Redemption fees resulted in less than $0.005 per share in each period.
(d) Total return in the above table represents the rate that an investor (invested for the entire period) would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.
*See accompanying note which are an integral part of these financial statements.

Dividend Growth Trust
Rising Dividend Growth Fund - Class I
Financial Highlights
For a share outstanding during each period

	Period Ended
	March 31, 2007
	(Unaudited)	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 12.80

Income from investment operations
Net investment income (loss)	-
Net realized and unrealized gain	0.10
Total from investment operations	0.10

Net asset value, end of period	$ 12.90

Total Return (b)	0.78%	(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 90
Ratio of expenses to average net assets	1.25%	(d)
Ratio of expenses to average net assets
before waiver & reimbursement	1.25%	(d)
Ratio of net investment income (loss) to
average net assets	1.04%	(d)
Ratio of net investment income (loss) to
average net assets before waiver
& reimbursement	1.04%	(d)
Portfolio turnover rate	17.26%

(a) March 21, 2007 (Commencement of Operations) through March 31, 2007.
(b) Total return in the above table represents the rate that an investor (invested for the entire period) would have earned on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.
*See accompanying note which are an integral part of these financial statements.

Dividend Growth Trust

Rising Dividend Growth Fund

Notes to the Financial Statements

March 31, 2007

(Unaudited)

NOTE 1. ORGANIZATION

Dividend Growth Trust (the "Trust"), 58 Riverwalk Boulevard, Building 2, Suite A, Ridgeland, South Carolina 29936, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust (now a "statutory trust") on July 14, 1999. The Trust was formerly known as Eastern Point Advisors Funds Trust.

The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. The Trust currently offers shares of the Rising Dividend Growth Fund (“Fund”). Prior to April 14, 2005, the Fund offered Class A shares only. The Fund began offering Class C shares on April 14, 2005 and Class I shares on March 21, 2007. The Fund currently offers three Classes of shares (“Class A”, “Class C” and “Class I”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect only that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets.

The Fund seeks long-term growth of capital and current income by investing primarily in common stocks of domestic and foreign companies that have increased their dividend payments to shareholders at least each year for the past ten years. The Fund normally concentrates its investments in a group of 25-50 common stocks. Due to the inherent risk in any investment program, the Fund cannot ensure that its investment objectives will be realized.

NOTE 2. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, according to guidelines established by the Board. As a general principle, the current fair value of a security being valued by the Advisor would be the amount which the Fund might reasonably expect to receive upon a current sale. Methods which are in accord with this principle may, for example, be based on, among other factors, a multiple of earnings, a discount from market of a similar freely traded security, or yield to maturity with respect to debt issues. Fair value determinations will not be based on what the Advisor believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Advisor. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Federal Income Taxes – There is no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing

Dividend Growth Trust

Rising Dividend Growth Fund

Notes to the Financial Statements - continued

March 31, 2007

(Unaudited)

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES – continued

substantially all of its net investment income and net realized capital gains, if any, annually. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from the Fund’s investments in MLPs generally are recorded as a return of capital, reducing the cost basis of the associated MLP investment. Income or loss from the MLP investments is recorded upon receipt of the MLP’s K-1.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 4. ACCOUNTING PRONOUNCEMENTS

In June 2006, FASB issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure the fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 5. MERGER OF CAPITAL APPRECIATION FUND

At the close of business on September 8, 2006, the Rising Dividend Growth Fund acquired all the net assets of the Capital Appreciation Fund pursuant to an Agreement and Plan of Reorganization approved by the shareholders of the Capital Appreciation Fund on September 6, 2006. The acquisition was accomplished by a tax-free exchange of 182,825 Class A shares of the Capital Appreciation Fund (valued at $12.4300 per share) for 191,337 Class A shares of the Rising Dividend Growth Fund (valued at $11.88 per share) and 120,870 Class C shares of the Capital Appreciation Fund (valued at $11.1374 per share) for 113,134 Class C shares of the Rising Dividend Growth Fund (valued at $11.90 per share).

Dividend Growth Trust

Rising Dividend Growth Fund

Notes to the Financial Statements - continued

March 31, 2007

(Unaudited)

NOTE 5. MERGER OF CAPITAL APPRECIATION FUND – continued

The Capital Appreciation Fund’s net assets on the date of the reorganization amounted to $3,618,703, including $451,165 of unrealized appreciation and capital loss carryforwards of $788,226 and were combined with the Rising Dividend Growth Fund’s net assets. The aggregate net assets of the Capital Appreciation and Rising Dividend Growth Fund immediately before the acquisition were $3,618,703 and $41,820,605, respectively. The combined net assets immediately after the acquisition amounted to $45,439,308 for 3,825,288 shares outstanding.

NOTE 6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Dividend Growth Advisors, LLC ("Advisor" or "DGA") as the Fund’s Investment Advisor. The Advisor manages the investments of the Fund in accordance with the Fund's investment objectives, policies and limitations. Prior to October 19, 2005, Eastern Point Advisors, Inc. ("EPA") was the investment advisor to the Fund and DGA was the sub-advisor to the Fund. Effective October 19, 2005, the Sub-Advisory Agreement between EPA and DGA was terminated. Pursuant to the terms of the Investment Advisory Agreement, the Advisor has full discretion to manage the assets of the Fund in accordance with its investment objective. As compensation for its investment management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has also voluntarily agreed to waive its advisory fees or reimburse other Fund expenses so that the Fund’s annual operating expenses will not exceed 1.65% for Class A shares, 2.25% for Class C shares, and 1.25% for Class I shares of the average daily net assets of the respective class. For the six months ended March 31, 2007, the Advisor earned fees of $201,804 from the Fund. For the six months ended March 31, 2007, the Advisor waived fees of $44,014. At March 31, 2007, there was a net payable due to the Advisor in the amount of $8,148.

The Advisor is entitled to reimbursement of fees waived or remitted to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to waivers, reductions, and payments made with respect to the Fund. The waived fees related to operating expenses subject to recovery, at September 30, 2006 were as follows:

For the six months ended March 31, 2007, $44,014, is also available for repayment.

The Fund retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the six months ended March 31, 2007, Unified earned $31,524 for administrative services provided to the Fund.

The Fund also retains Unified to act as the Fund’s transfer agent. Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. For the six months ended March 31, 2007, Unified earned fees of $25,277 for transfer agent services provided to the Fund and $22,256 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund.

In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For the six months ended March 31, 2007, Unified earned $16,296 for fund accounting services provided to the Fund.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares.

Dividend Growth Trust

Rising Dividend Growth Fund

Notes to the Financial Statements - continued

March 31, 2007

(Unaudited)

NOTE 6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Class A and Class C have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each “Plan”) under which each class is authorized to compensate the Distributor for payments to dealers or others with distribution fees at the following: Class A Shares: An annual distribution fee of 0.25% and an annual service fee of 0.15% of the Class A Share’s average daily net assets for a total of 0.40%. Class C Shares: An annual distribution fee of 0.75% and an annual service fee of 0.25% of the Class C share’s average daily net assets for a total of 1.00%. The fees payable under each Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund’s shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund’s shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

The shareholder servicing fees shall be used to pay, among other things: assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund’s shareholders.

For the six months ended March 31, 2007, Class A incurred 12b-1 expenses of $99,431 and Class C incurred 12b-1 expenses of $20,487. As of March 3, 2007, the Fund owed the Distributor $21,379 for 12b-1 expenses.

NOTE 7. INVESTMENTS

For the six months ended March 31, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of March 31, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $49,774,185.

NOTE 8. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Dividend Growth Trust

Rising Dividend Growth Fund

Notes to the Financial Statements - continued

March 31, 2007

(Unaudited)

NOTE 9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a mutual fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2007, Pershing held 44.75% of Class C shares in omnibus accounts for the benefit of others. As a result, Pershing may be deemed to control Class C shares of the Fund. As of March 31, 2007, Capitalbank Wealth held 87.85% of Class I shares in omnibus accounts for the benefit of others. As a result, Capitalbank Wealth may be deemed to control Class I shares of the Fund.

NOTE 10. DISTRIBUTIONS TO SHAREHOLDERS

Long and short term capital gain distributions totaling $0.02791 per share were paid December 29, 2005 to shareholders of record as of December 28, 2005. Return of capital distributions were paid quarterly and totaled $0.092316 per share to Class A shareholders and $0.042536 to Class C shareholders. Distributions in excess of net investment income totaled $0.041578 for Class A and $0.019158 for Class C.

The tax character of distributions paid during the fiscal years ended September 30, 2006 and 2005 is as follows:

An income distribution of $0.03 per share or $127,964 on Class A was paid on March 30, 2007 to shareholders of record as of March 29, 2007. Long and short term capital gain distributions totaling $0.23140 per share or $985,987 were paid December 26, 2006 to shareholders on record as of December 22, 2006.

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

The differences between book basis and tax basis undistributed amounts result from differences in recognizing certain passive losses earned through MLPs, as well as the treatment of capital loss carryforwards not yet available for tax purposes.

NOTE 11. CAPITAL LOSS CARRYFORWARDS

In connection with the merger of the Capital Appreciation Fund, the Rising Dividend Growth Fund acquired capital loss carryforwards amounting to $788,226. Due to Internal Revenue Code limitations, only $78,198 of this was available to offset realized gains during the year ended September 30, 2006. The remainder will be available to use at $177,507 per year, each year through September 30, 2010.

Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future realized capital gains, it is probable that the amount which is offset will not be distributed.

Dividend Growth Trust

Rising Dividend Growth Fund

Notes to the Financial Statements - continued

March 31, 2007

(Unaudited)

NOTE 12. RECLASSIFICATION OF CAPITAL ACCOUNTS

In accordance with accounting pronouncements, the Fund has recorded reclassifications of capital accounts. The reclassification has no impact on the net asset value of the Fund and is designed to present undistributed income and realized gains on a tax basis, which is considered to be more informative to shareholders. As of September 30, 2006, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

PROXY VOTING

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling (888) 826-2520 and (2) on the SEC’s website at http://www.sec.gov.

TRUSTEES

Earl L. Mason, Chairman

C. Troy Shaver, Jr.

Roger B. Rainville

W. Thomas Smith, Jr.

OFFICERS

C. Troy Shaver, Jr., President

Jere E. Estes, Treasurer and Principal Accounting Officer

William Allin, Secretary

Jane Cameron, Chief Compliance Officer

Tara R. Pierson, Assistant Secretary

INVESTMENT ADVISOR

Dividend Growth Advisors, LLC

58 Riverwalk Boulevard

Building 2, Suite A

Ridgeland, South Carolina 29936

DISTRIBUTOR

Unified Financial Securities, Inc.

431 North Pennsylvania Street

Indianapolis, Indiana 46204

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, Pennsylvania 19102-1732

LEGAL COUNSEL

Blazzard & Hasenauer, P.C.

1375 Kings Highway East, Suite 220

Fairfield, Connecticut 06824

CUSTODIAN

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 North Pennsylvania Street

Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with the annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with the annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with the annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.	NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures. (Check disclosure controls for requirement of meeting)

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 5, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dividend Growth Trust

By *
C. Troy Shaver, Jr., President

Date 06/08/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By*
C. Troy Shaver, Jr., President

Date 06/08/2007

By*

Jere Estes, Treasurer

Date 06/08/2007